File No. 333-59020

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 527
         INVESTMENT STYLE EQUITY, SMALL-CAP VALUE SERIES
        INVESTMENT STYLE EQUITY, SMALL-CAP GROWTH SERIES
          INVESTMENT STYLE EQUITY, MID-CAP VALUE SERIES
         INVESTMENT STYLE EQUITY, MID-CAP GROWTH SERIES
         INVESTMENT STYLE EQUITY, LARGE-CAP VALUE SERIES
        INVESTMENT STYLE EQUITY, LARGE-CAP GROWTH SERIES
          INVESTMENT STYLE EQUITY, INTERNATIONAL SERIES
              INVESTMENT STYLE EQUITY, REIT SERIES
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen        Attn:  Eric F. Fess
          1001 Warrenville Road        111 West Monroe Street
          Lisle, Illinois  60532       Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 2003
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                    FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES
                                  593,173 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Small-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of small-cap value companies. At June 2, 2003, each Unit represented a 1/593,173 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $10.792 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        593,173
Fractional Undivided Interest in the Trust per Unit                  1/593,173
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $6,243,762
   Aggregate Value of Securities per Unit                              $10.526
   Income and Principal cash (overdraft) in the Portfolio            $(34,350)
   Income and Principal cash (overdraft) per Unit                      $(.058)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal cash)                                $.324
   Public Offering Price per Unit                                      $10.792
Redemption Price and Sponsor Repurchase Price per Unit
   ($.324 less than the Public Offering Price per Unit)                $10.468

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Small-Cap Value Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Small-Cap Value Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Small-Cap Value Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003



ASSETS

Securities, at fair value (cost, $6,768,938)                       $5,473,617
Cash                                                                   43,816
Dividends receivable                                                      553
Receivable from investment transactions                                23,705
                                                                   -----------
TOTAL ASSETS                                                       $5,541,691
                                                                   ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    8,479
Unit redemptions payable                                               23,765
                                                                   -----------
TOTAL LIABILITIES                                                      32,244
                                                                   -----------

Net assets, applicable to 616,611 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             6,768,938
   Net unrealized appreciation (depreciation)                      (1,295,321)
   Distributable funds (deficit)                                       65,879
   Less deferred sales charge                                         (24,538)
   Less organization costs                                             (5,511)
                                                                   -----------
                                                                    5,509,447
                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                   $5,541,691
                                                                   ===========
Net asset value per unit                                           $    8.935
                                                                   ===========


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  BASIC MATERIALS - 7%
                  ---------------
    4,648         OM Group, Inc.                                       $40,670
    9,549(2)      Simpson Manufacturing Co., Inc.                      322,755

                  CAPITAL GOODS - 12%
                  -------------
    7,388         AptarGroup, Inc.                                     239,001
    8,165         Cognex Corporation                                   172,853
    6,850         Electro Scientific Industries, Inc.                   86,036
    9,888         Photon Dynamics, Inc.                                161,768

                  CONSUMER CYCLICALS - 23%
                  ------------------
   13,460         La-Z-Boy Incorporated                                232,589
   19,324         Monaco Coach Corporation                             200,197
   15,187         Nautica Enterprises, Inc.                            147,314
   14,430         Owens & Minor, Inc.                                  253,247
   13,540         Toll Brothers, Inc.                                  261,322
    9,214         United Stationers Inc.                               196,719

                  CONSUMER STAPLES - 12%
                  ----------------
   14,380(2)      Constellation Brands, Inc.                           326,426
    6,018         The Scotts Company                                   311,732

                  ENERGY - 2%
                  ------
   11,485         Vintage Petroleum, Inc.                              109,108

                  FINANCIALS - 12%
                  ----------
   11,186         Community First Bankshares, Inc.                     285,802
   14,344(3)      First BanCorp.                                       387,001

                  HEALTHCARE - 5%
                  ----------
   31,845         Bio-Technology General Corp.                          85,663
    6,597         Invacare Corporation                                 207,740

                  TECHNOLOGY - 14%
                  ----------
   10,227         Bel Fuse Inc. (Class B)                              205,563
   14,674         CACI International Inc.                              489,525
    8,548         Photronics, Inc.                                     101,636

                  TELECOMMUNICATIONS - 4%
                  ------------------
    8,952         Anixter International Inc.                           202,942

                  UTILITIES - 8%
                  ---------
   12,293         Cascade Natural Gas Corporation                      238,484
    6,473         Energen Corporation                                  207,524
                                                                    ----------
                  Total investments (total cost $6,768,938) - 99%   $5,473,617
                                                                    ==========

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003



(1) Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a three for two stock split.



See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                            STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                 April 24, 2001
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income (net of foreign taxes withheld
   of $538 and $102 in 2003 and 2002,
   respectively)                                  $   61,477     $   35,257

Expenses:
   Trustee and other service fees                     (9,609)        (6,549)
   Evaluator's fees                                   (2,680)        (1,014)
   Supervisory fees                                   (3,141)        (1,334)
   Administrative fees                                (1,346)          (484)
   Creation and development fees                     (28,702)       (17,979)
   Other expenses                                     (3,698)        (2,885)
                                                 --------------------------
   Total expenses                                    (49,176)       (30,245)
                                                 --------------------------
     Investment income (loss) - net                   12,301          5,012

Net gain (loss) on investments:
   Net realized gain (loss)                         (242,167)            (1)
   Change in net unrealized appreciation
     (depreciation)                               (2,473,282)     1,177,961
                                                 --------------------------
                                                  (2,715,449)     1,177,960
                                                 --------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(2,703,148)    $1,182,972
                                                 ==========================


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                 April 24, 2001
                                                    Year ended  (Initial Date of
                                                     March 31,     Deposit) to
                                                       2003      March 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $    12,301    $     5,012
   Net realized gain (loss) on investments          (242,167)            (1)
   Change in net unrealized appreciation
     (depreciation) on investments                (2,473,282)     1,177,961
                                                 ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (2,703,148)     1,182,972
                                                 ---------------------------

Units issued                                         478,553     10,572,299
   Deferred sales charge                             (14,816)        (9,722)
   Organization costs                                      -         (5,361)
                                                 ---------------------------
   Total                                             463,737     10,557,216
                                                 ---------------------------

Unit redemptions                                  (4,079,545)             -

Distributions to unit holders:
   Investment income - net                           (38,294)       (18,624)
   Principal from investment transactions                  -              -
                                                 ---------------------------
   Total distributions                               (38,294)       (18,624)
                                                 ---------------------------
Total increase (decrease) in net assets           (6,357,250)    11,721,564

Net assets:
   Beginning of the period                        11,866,697        145,133
                                                 ---------------------------
   End of the period                             $ 5,509,447    $11,866,697
                                                 ===========================
Distributable funds (deficit) at end
   of the period                                 $    65,879    $   166,945
                                                 ===========================
Trust units:
   Beginning of the period                           969,535         14,978
   Issued                                             39,023        954,557
   Redemptions                                      (391,947)             -
                                                 ---------------------------
   End of the period                                 616,611        969,535
                                                 ===========================


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Organization

FT 527, Investment Style Equity Portfolio, Small-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be small-cap value companies at the Initial Date of Deposit.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $5,511, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                         $   372,436
               Unrealized depreciation                          (1,667,757)
                                                               ------------
                                                               $(1,295,321)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                  April 24, 2001
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                      $  .078        $  .070
Expenses                                               (.062)         (.060)
                                                     -----------------------
     Investment income (loss) - net                     .016           .010

Distributions to unit holders:
   Investment income - net                             (.047)         (.031)
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (3.274)         2.571
                                                     -----------------------
     Total increase (decrease) in net assets          (3.305)         2.550

Net assets:
   Beginning of the period                            12.240          9.690
                                                     -----------------------

   End of the period                                 $ 8.935        $12.240
                                                     =======================

Total return                                         (26.62)%        26.64%
Ratio of total expenses to average net assets           .59%           .55%*
Ratio of net investment income (loss) to
   average net assets                                   .15%           .09%*


*  Not annualized

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES
                                  445,436 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of small-cap growth companies. At June 2, 2003, each Unit represented a 1/445,436 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $11.021 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        445,436
Fractional Undivided Interest in the Trust per Unit                  1/445,436
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $4,768,933
   Aggregate Value of Securities per Unit                              $10.706
   Income and Principal cash (overdraft) in the Portfolio             $(7,157)
   Income and Principal cash (overdraft) per Unit                      $(.016)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal cash)                                $.331
   Public Offering Price per Unit                                      $11.021
Redemption Price and Sponsor Repurchase Price per Unit
   ($.331 less than the Public Offering Price per Unit)                $10.690

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Small-Cap Growth Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003


ASSETS

Securities, at fair value (cost, $4,940,236)                       $4,244,188
Cash                                                                    1,595
Dividends receivable                                                      624
Receivable from investment transactions                                30,537
                                                                   ----------
TOTAL ASSETS                                                       $4,276,944
                                                                   ==========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    6,633
Unit redemptions payable                                               38,747
                                                                   ----------
TOTAL LIABILITIES                                                      45,380
                                                                   ----------

Net assets, applicable to 468,946 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             4,940,236
   Net unrealized appreciation (depreciation)                        (696,048)
   Distributable funds (deficit)                                        9,346
   Less deferred sales charge                                         (18,447)
   Less organization costs                                             (3,523)
                                                                   ----------
                                                                    4,231,564
                                                                   ----------
TOTAL LIABILITIES AND NET ASSETS                                   $4,276,944
                                                                   ==========
Net asset value per unit                                           $    9.024
                                                                   ==========


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  CAPITAL GOODS - 15%
                  -------------
    5,398         C&D Technologies, Inc.                               $64,668
    6,594         Cymer, Inc.                                          155,948
    9,979(2)      Graco Inc.                                           280,410
    4,519         Roper Industries, Inc.                               130,373

                  CONSUMER CYCLICALS - 31%
                  ------------------
    5,730         ADVO, Inc.                                           189,090
    6,401         Harman International Industries, Incorporated        374,907
    3,220         International Game Technology                        263,718
   10,946         On Assignment, Inc.                                   46,302
   10,322(2)      Pacific Sunwear of California, Inc.                  210,053
    4,695         Polaris Industries Inc.                              233,435

                  ENERGY - 6%
                  -------
    6,809         Cal Dive International, Inc.                         122,630
    3,733         Stone Energy Corporation                             125,354

                  FINANCIAL - 4%
                  ---------
   15,261         Sterling Bancshares, Inc.                            181,453

                  HEALTHCARE - 17%
                  ----------
    4,010         Medicis Pharmaceutical Corporation                   222,916
    4,412         ResMed Inc.                                          141,096
    6,097         Respironics, Inc.                                    209,554
    6,002         Techne Corporation                                   124,061

                  TECHNOLOGY - 23%
                  ----------
    3,754         BARRA, Inc.                                          111,456
    7,747         CTS Corporation                                       47,257
    6,714(2)      Fair, Isaac and Company, Incorporated                341,205
    8,318         Kronos Incorporated                                  291,546
    3,995         Mercury Computer Systems, Inc.                       108,664
    6,287         Technitrol, Inc.                                      92,042

                  TELECOMMUNICATIONS - 2%
                  ------------------
    3,389         Black Box Corporation                                100,416

                  TRANSPORTATION - 2%
                  -----------------
    7,336         SkyWest, Inc.                                         75,634
                                                                      --------
                  Total investments (total cost $4,940,236) - 100%  $4,244,188
                                                                      ========

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003



(1) Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a three for two stock split.



See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                   Year ended     Deposit) to
                                                    March 31,      March 31,
                                                      2003           2002

Dividend income                                  $    21,462     $    9,165

Expenses:
   Trustee and other service fees                     (7,388)        (5,173)
   Evaluator's fees                                   (2,043)          (690)
   Supervisory fees                                   (2,395)          (906)
   Administrative fees                                (1,026)          (334)
   Creation and development fees                     (21,355)       (11,602)
   Other expenses                                     (2,960)        (2,885)
                                                 ---------------------------
   Total expenses                                    (37,167)       (21,590)
                                                 ---------------------------
     Investment income (loss) - net                  (15,705)       (12,425)

Net gain (loss) on investments:
   Net realized gain (loss)                         (342,928)             7
   Change in net unrealized appreciation
     (depreciation)                               (1,270,177)       574,129
                                                 ---------------------------
                                                  (1,613,105)       574,136
                                                 ---------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(1,628,810)    $  561,711
                                                 ===========================



See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                   Year ended  (Initial Date of
                                                    March 31,     Deposit) to
                                                      2003      March 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   (15,705)    $  (12,425)
   Net realized gain (loss) on investments          (342,928)             7
   Change in net unrealized appreciation
     (depreciation) on investments                (1,270,177)       574,129
                                                 ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (1,628,810)       561,711
                                                 ---------------------------

Units issued                                         188,214      7,699,284
   Deferred sales charge                             (12,347)        (6,100)
   Organization costs                                      -         (3,373)
                                                 ---------------------------
   Total                                             175,867      7,689,811
                                                 ---------------------------

Unit redemptions                                  (2,712,391)             -

Distributions to unit holders:
   Investment income - net                                 -              -
   Principal from investment transactions                  -              -
                                                 ---------------------------
   Total distributions                                     -              -
                                                 ---------------------------
Total increase (decrease) in net assets           (4,165,334)     8,251,522

Net assets:
   Beginning of the period                         8,396,898        145,376
                                                 ---------------------------
   End of the period                             $ 4,231,564     $8,396,898
                                                 ===========================
Distributable funds (deficit) at
   end of the period                             $     9,346     $  331,684
                                                 ===========================
Trust units:
   Beginning of the period                           740,376         15,003
   Issued                                             16,672        725,373
   Redemptions                                      (288,102)             -
                                                 --------------------------
   End of the period                                 468,946        740,376
                                                 ==========================


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of small-cap growth companies.

2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $3,523, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                          $   409,684
               Unrealized depreciation                           (1,105,732)
                                                                ------------
                                                                $  (696,048)
                                                                ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                        $.034          $.027
Expenses                                               (.059)         (.063)
                                                     -----------------------
     Investment income (loss) - net                    (.025)         (.036)

Distributions to unit holders:
   Investment income - net                                -              -
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (2.292)         1.687
                                                     -----------------------
     Total increase (decrease) in net assets          (2.317)         1.651

Net assets:
   Beginning of the period                            11.341          9.690
                                                     -----------------------

   End of the period                                  $9.024        $11.341
                                                     =======================

Total return                                         (20.43)%        17.04%
Ratio of total expenses to average net assets           .58%           .60%*
Ratio of net investment income (loss) to
   average net assets                                  (.25)%         (.35)%*


*  Not annualized

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES
                                  599,649 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of mid-cap value companies. At June 2, 2003, each Unit represented a 1/599,649 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $9.287 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        599,649
Fractional Undivided Interest in the Trust per Unit                  1/599,649
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $5,430,682
   Aggregate Value of Securities per Unit                               $9.056
   Income and Principal cash (overdraft) in the Portfolio            $(29,128)
   Income and Principal cash (overdraft) per Unit                      $(.049)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal cash)                                $.280
   Public Offering Price per Unit                                       $9.287
Redemption Price and Sponsor Repurchase Price per Unit
   ($.280 less than the Public Offering Price per Unit)                 $9.007

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment, Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Mid-Cap Value Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003


ASSETS

Securities, at fair value (cost, $5,719,257)                       $4,970,048
Cash                                                                    6,394
Dividends receivable                                                      480
Receivable from investment transactions                                35,512
                                                                   -----------
TOTAL ASSETS                                                       $5,012,434
                                                                   ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    8,986
Unit redemptions payable                                               65,855
                                                                   -----------
TOTAL LIABILITIES                                                      74,841
                                                                   -----------
Net assets, applicable to 625,910 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             5,719,257
   Net unrealized appreciation (depreciation)                        (749,209)
   Distributable funds (deficit)                                        3,245
   Less deferred sales charge                                         (28,892)
   Less organization costs                                             (6,808)
                                                                   -----------
                                                                    4,937,593
                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                   $5,012,434
                                                                   ===========
Net asset value per unit                                           $    7.889
                                                                   ===========


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003

   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  BASIC MATERIALS - 11%
                  ---------------
    7,133         Cabot Corporation                                   $170,194
    7,878         Mohawk Industries, Inc.                              377,672

                  CAPITAL GOODS - 10%
                  -------------
   11,259         KEMET Corporation                                     87,820
    6,977         Lear Corporation                                     246,637
    7,072         Precision Castparts Corp.                            168,526

                  CONSUMER DISCRETIONARY - 19%
                  ----------------------
    9,813         Arrow Electronics, Inc.                              144,251
    6,415         Jones Apparel Group, Inc.                            175,963
    5,804         Lennar Corporation                                   310,804
    9,184         Outback Steakhouse, Inc.                             324,930

                  CONSUMER STAPLES - 9%
                  ----------------
   10,386(2)      Dean Foods Co.                                       445,663

                  ENERGY - 9%
                  ------
   10,496         Valero Energy Corporation                            434,324

                  FINANCIAL - 22%
                  ---------
    7,116         GreenPoint Financial Corp.                           318,868
    3,437         M&T Bank Corporation                                 270,079
    7,151         Radian Group Inc.                                    238,700
    7,280         Washington Mutual Inc.                               256,766

                  HEALTHCARE - 9%
                  ----------
   14,313(3)      Mylan Laboratories Inc.                              411,499

                  INFORMATION TECHNOLOGY - 4%
                  ----------------------
   20,541         Atmel Corporation                                     32,866
   13,845         Sanmina - SCI Corporation                             55,934
   10,303         Vishay Intertechnology, Inc.                         104,885

                  TELECOMMUNICATIONS - 2%
                  ------------------
    2,420         Telephone and Data Systems, Inc.                      99,002

                  UTILITIES - 6%
                  ---------
   11,601         Wisconsin Energy Corporation                         294,665
                                                                    -----------
                  Total investments (total cost $5,719,257) - 101%  $4,970,048
                                                                    ===========

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003




(1) Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a three for two stock split.





See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                  $    81,103      $  47,239

Expenses:
   Trustee and other service fees                    (11,588)        (7,084)
   Evaluator's fees                                   (3,173)        (1,213)
   Supervisory fees                                   (3,719)        (1,596)
   Administrative fees                                (1,594)          (855)
   Creation and development fees                     (29,950)       (19,821)
   Other expenses                                     (3,165)        (3,465)
                                                 ---------------------------
   Total expenses                                    (53,189)       (34,034)
                                                 ---------------------------
     Investment income (loss) - net                   27,914         13,205

Net gain (loss) on investments:
   Net realized gain (loss)                       (1,100,164)       154,653
   Change in net unrealized appreciation
     (depreciation)                               (1,549,125)       799,916
                                                 ---------------------------
                                                  (2,649,289)       954,569
                                                 ---------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(2,621,375)     $ 967,774
                                                 ===========================


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                   Year ended  (Initial Date of
                                                    March 31,     Deposit) to
                                                      2003      March 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $    27,914    $    13,205
   Net realized gain (loss) on investments        (1,100,164)       154,653
   Change in net unrealized appreciation
     (depreciation) on investments                (1,549,125)       799,916
                                                 ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (2,621,375)       967,774
                                                 ---------------------------

Units issued                                         523,622     11,664,982
   Deferred sales charge                             (18,477)       (10,415)
   Organization costs                                      -         (6,659)
                                                 ---------------------------
   Total                                             505,145     11,647,908
                                                 ---------------------------

Unit redemptions                                  (5,022,032)             -

Distributions to unit holders:
   Investment income - net                           (58,594)       (25,082)
   Principal from investment transactions           (601,517)             -
                                                 ---------------------------
   Total distributions                              (660,111)       (25,082)
                                                 ---------------------------
Total increase (decrease) in net assets           (7,798,373)    12,590,600

Net assets:
   Beginning of the period                        12,735,966        145,366
                                                 ---------------------------
   End of the period                             $ 4,937,593    $12,735,966
                                                 ===========================
Distributable funds (deficit) at
   end of the period                             $     3,245    $    36,607
                                                 ===========================
Trust units:
   Beginning of the period                         1,154,847         15,002
   Issued                                             47,495      1,139,845
   Redemptions                                      (576,432)             -
                                                 ---------------------------
   End of the period                                 625,910      1,154,847
                                                 ===========================


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be mid-cap value companies at the Initial Date of Deposit.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of the unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $6,808, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                         $   425,267
               Unrealized depreciation                          (1,174,476)
                                                               ------------
                                                               $  (749,209)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                      $  .086        $  .078
Expenses                                               (.057)         (.056)
                                                     -----------------------
     Investment income (loss) - net                     .029           .022

Distributions to unit holders:
   Investment income - net                             (.060)         (.041)
   Principal from investment transactions              (.720)            -

Net gain (loss) on investments                        (2.388)         1.357
                                                     -----------------------
     Total increase (decrease) in net assets          (3.139)         1.338

Net assets:
   Beginning of the period                            11.028          9.690
                                                     -----------------------

   End of the period                                 $ 7.889        $11.028
                                                     =======================

Total return                                         (21.39)%        14.23%
Ratio of total expenses to average net assets           .60%           .54%*
Ratio of net investment income (loss) to
   average net assets                                   .31%           .21%*


*  Not annualized

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES
                                  398,713 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of mid-cap growth companies. At June 2, 2003, each Unit represented a 1/398,713 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $10.020 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        398,713
Fractional Undivided Interest in the Trust per Unit                  1/398,713
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $3,876,279
   Aggregate Value of Securities per Unit                               $9.722
   Income and Principal cash (overdraft) in the Portfolio             $(1,147)
   Income and Principal cash (overdraft) per Unit                      $(.003)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal cash)                                $.301
   Public Offering Price per Unit                                      $10.020
Redemption Price and Sponsor Repurchase Price per Unit
   ($.301 less than the Public Offering Price per Unit)                 $9.719

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Mid-Cap Growth Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003

ASSETS

Securities, at fair value (cost, $4,362,151)                       $3,803,651
Dividends receivable                                                    2,623
Receivable from investment transactions                                33,478
                                                                   ----------
TOTAL ASSETS                                                       $3,839,752
                                                                   ==========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    5,761
Cash overdraft                                                          2,594
Unit redemptions payable                                               53,354
                                                                   ----------
TOTAL LIABILITIES                                                      61,709
                                                                   ----------

Net assets, applicable to 423,905 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             4,362,151
   Net unrealized appreciation (depreciation)                        (558,500)
   Distributable funds (deficit)                                       (5,058)
   Less deferred sales charge                                         (16,805)
   Less organization costs                                             (3,745)
                                                                   ----------
                                                                    3,778,043
                                                                   ----------
TOTAL LIABILITIES AND NET ASSETS                                   $3,839,752
                                                                   ==========
Net asset value per unit                                           $    8.912
                                                                   ==========


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003

   Number                                                            Fair
  of Shares       Name of Issuer of Equity Securities (1)            Value

                  BASIC MATERIALS - 5%
                  ---------------------
    2,867         American Standard Companies, Inc.                 $ 197,164

                  CAPITAL GOODS - 10%
                  -------------------
    4,250(2)      L-3 Communications Holdings, Inc.                    170,723
    6,730         Herman Miller, Inc.                                  108,353
    3,630         Waters Corporation                                    76,811

                  CONSUMER DISCRETIONARY - 18%
                  ----------------------------
    5,128         Abercrombie & Fitch Co.                              153,994
    4,133         CDW Computer Centers, Inc.                           168,626
   10,108         Cendant Corporation                                  128,372
    2,922         International Game Technology                        239,312

                  CONSUMER STAPLES - 5%
                  ----------------------
    8,291(2)      McCormick & Company, Incorporated                    200,145

                  ENERGY - 4%
                  ------------
    4,364         BJ Services Company                                  150,078

                  FINANCIAL - 13%
                  ---------------
    6,506         Arthur J. Gallagher & Co.                            159,722
    6,769         National Commerce Financial Co.                      160,425
    4,537         TCF Financial Corporation                            181,661

                  HEALTHCARE - 17%
                  ----------------
    4,829(3)      Barr Laboratories, Inc.                              275,253
    3,834         Express Scripts, Inc.                                213,477
    3,716         IDEC Pharmaceuticals Corporation                     127,868

                  INFORMATION TECHNOLOGY - 21%
                  ----------------------------
    5,241         Affiliated Computer Services, Inc.                   231,967
    8,497         Cadence Design Systems, Inc.                          84,970
    6,063         Jack Henry & Associates, Inc.                         64,207
    5,034         Micrel, Incorporated                                  46,413
    6,797         SunGard Data Systems, Inc.                           144,776
    5,630         Symantec Corporation                                 220,583

                  TELECOMMUNICATIONS - 1%
                  ----------------------
    7,006         RF Micro Devices, Inc.                                42,176

                  TRANSPORTATION - 7%
                  ---------------------
    7,137(2)      Expeditors International of Washington, Inc.         256,575
                                                                    ----------
                  Total investments (total cost $4,362,151) - 101%  $3,803,651
                                                                    ==========

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003




(1) Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a three for two stock split.





See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                            STATEMENTS OF OPERATIONS

                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                  $    23,795       $ 15,251

Expenses:
   Trustee and other service fees                     (6,645)        (4,266)
   Evaluator's fees                                   (1,757)          (724)
   Supervisory fees                                   (2,060)          (890)
   Administrative fees                                  (883)          (836)
   Creation and development fees                     (17,492)       (11,752)
   Other expenses                                     (2,397)        (2,885)
                                                 ---------------------------
   Total expenses                                    (31,234)       (21,353)
                                                 ---------------------------
     Investment income (loss) - net                   (7,439)        (6,102)

Net gain (loss) on investments:
   Net realized gain (loss)                         (218,987)        34,596
   Change in net unrealized appreciation
     (depreciation)                               (1,021,583)       463,083
                                                 ---------------------------
                                                  (1,240,570)       497,679
                                                 ---------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(1,248,009)      $491,577
                                                 ===========================



See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                   Year ended  (Initial Date of
                                                    March 31,     Deposit) to
                                                      2003      March 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $    (7,439)    $   (6,102)
   Net realized gain (loss) on investments          (218,987)        34,596
   Change in net unrealized appreciation
     (depreciation) on investments                (1,021,583)       463,083
                                                 ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (1,248,009)       491,577
                                                 ---------------------------

Units issued                                         258,127      6,560,301
   Deferred sales charge                              (9,410)        (7,395)
   Organization costs                                   (222)        (3,373)
                                                 ---------------------------
   Total                                             248,495      6,549,533
                                                 ---------------------------

Unit redemptions                                  (2,148,790)             -

Distributions to unit holders:
   Investment income - net                            (7,161)        (2,182)
   Principal from investment transactions                  -       (250,809)
                                                 ---------------------------
   Total distributions                                (7,161)      (252,991)
                                                 ---------------------------
Total increase (decrease) in net assets           (3,155,465)     6,788,119

Net assets:
   Beginning of the period                         6,933,508        145,389
                                                 ---------------------------
   End of the period                             $ 3,778,043     $6,933,508
                                                 ===========================
Distributable funds (deficit) at
   end of the period                                 $(5,058)       $17,313
                                                 ===========================
Trust units:
   Beginning of the period                           632,339         15,004
   Issued                                             23,670        617,335
   Redemptions                                      (232,104)             -
                                                 ---------------------------
   End of the period                                 423,905        632,339
                                                 ===========================


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be mid-cap growth companies at the Initial Date of Deposit.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of the unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $3,745, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                            $ 292,383
               Unrealized depreciation                             (850,883)
                                                                  ----------
                                                                  $(558,500)
                                                                  ==========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                 April 24, 2001
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                     $   .044        $  .044
Expenses                                               (.058)         (.061)
                                                    ------------------------
     Investment income (loss) - net                    (.014)         (.017)

Distributions to unit holders:
   Investment income - net                             (.015)         (.005)
   Principal from investment transactions                 -           (.548)

Net gain (loss) on investments                        (2.024)         1.845
                                                    ------------------------
     Total increase (decrease) in net assets          (2.053)         1.275

Net assets:
   Beginning of the period                            10.965          9.690
                                                    ------------------------

   End of the period                                $  8.912        $10.965
                                                    ========================

Total return                                         (18.59)%        18.86%
Ratio of total expenses to average net assets           .58%           .59%*
Ratio of net investment income (loss) to
   average net assets                                  (.14)%         (.17)%*


*  Not annualized

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------

                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES
                                  833,169 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Large-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of large-cap value companies. At June 2, 2003, each Unit represented a 1/833,169 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $7.728 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        833,169
Fractional Undivided Interest in the Trust per Unit                  1/833,169
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $6,229,031
   Aggregate Value of Securities per Unit                               $7.476
   Income and Principal cash (overdraft) in the Portfolio              $16,460
   Income and Principal cash (overdraft) per Unit                        $.020
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal Cash)                                $.232
   Public Offering Price per Unit                                       $7.728
Redemption Price and Sponsor Repurchase Price per Unit
   ($.232 less than the Public Offering Price per Unit)                 $7.496

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Large-Cap Value Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Large-Cap Value Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Large-Cap Value Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003


ASSETS

Securities, at fair value (cost, $7,592,171)                      $ 5,449,251
Cash                                                                   14,105
Dividends receivable                                                   12,685
Receivable from investment transactions                                15,052
                                                                  ------------
TOTAL ASSETS                                                      $ 5,491,093
                                                                  ============

LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    10,893
                                                                  ------------

Net assets, applicable to 864,552 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             7,592,171
   Net unrealized appreciation (depreciation)                      (2,142,920)
   Distributable funds (deficit)                                       80,145
   Less deferred sales charge                                         (39,237)
   Less organization costs                                             (9,959)
                                                                   -----------
                                                                    5,480,200
                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                   $5,491,093
                                                                   ===========
Net asset value per unit                                           $    6.339
                                                                   ===========


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  BASIC MATERIALS - 8%
                  ---------------
    8,315         Alcoa Inc.                                          $161,145
   13,753         Masco Corporation                                    256,081

                  CAPITAL GOODS - 16%
                  -------------
   12,695(3)      Applied Materials, Inc.                              159,703
    5,453         Illinois Tool Works Inc.                             317,092
    6,545(4)      Tyco International Ltd.                               84,169
   13,635         Waste Management, Inc.                               288,789

                  CONSUMER CYCLICALS - 22%
                  ------------------
   12,522         Carnival Corporation                                 301,905
   11,036         Ford Motor Company                                    82,991
    5,244         Gannett Co., Inc.                                    369,335
   11,507         Lowe's Companies, Inc.                               469,716

                  CONSUMER STAPLES - 4%
                  ----------------
    7,028         Altria Group, Inc. (formerly, Philip Morris
                     Companies Inc.)                                   210,559

                  ENERGY - 8%
                  ------
    5,102         Anadarko Petroleum Corporation                       232,141
    3,555         ChevronTexaco Corporation                            229,831

                  FINANCIAL - 18%
                  ---------
    3,372         CIGNA Corporation                                    154,168
    4,259         Fannie Mae                                           278,326
    8,391         FleetBoston Financial Corporation                    200,377
    9,975         Washington Mutual, Inc.                              351,818

                  HEALTHCARE - 9%
                  ----------
    5,575         UnitedHealth Group Incorporated                      511,060

                  TECHNOLOGY - 5%
                  ----------
    8,401         Agilent Technologies, Inc.                           110,473
   10,328(2)      Hewlett-Packard Co.                                  160,600

                  TELECOMMUNICATIONS - 7%
                  ------------------
    8,045         Comcast Corporation (Class A Special)                221,157
    8,581         SBC Communications Inc.                              172,135

                  UTILITIES - 2%
                  ---------
    6,044         Calpine Corporation                                   19,945
    7,272         Duke Energy Corporation                              105,735
                                                                    ----------
                  Total investments (total cost $7,592,171) - 99%   $5,449,251
                                                                    ==========

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003



(1)   Percentages are calculated based on net assets.

(2) In May 2002, Compaq Computer Corporation ("Compaq"), one of the Trust's original holdings, was acquired by Hewlett-Packard Company
      ("Hewlett-Packard"). Each shareholder of Compaq received .6325 shares of Hewlett-Packard for each share of Compaq held.

(3)   The number of shares reflects the effect of a two for one stock split.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.












See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                  $   164,674     $  105,181

Expenses:
   Trustee and other service fees                    (14,056)       (11,048)
   Evaluator's fees                                   (4,201)        (1,655)
   Supervisory fees                                   (4,936)        (2,162)
   Administrative fees                                (2,115)          (773)
   Creation and development fees                     (31,856)       (24,238)
   Other expenses                                     (3,960)        (4,040)
                                                 ---------------------------
   Total expenses                                    (61,124)       (43,916)
                                                 ---------------------------
     Investment income (loss) - net                  103,550         61,265

Net gain (loss) on investments:
   Net realized gain (loss)                       (1,724,275)       (33,407)
   Change in net unrealized appreciation
     (depreciation)                               (1,935,027)      (207,893)
                                                 ---------------------------
                                                  (3,659,302)      (241,300)
                                                 ---------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(3,555,752)    $ (180,035)
                                                 ===========================



See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                   Year ended  (Initial Date of
                                                     March 31,     Deposit) to
                                                       2003      March 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   103,550    $    61,265
   Net realized gain (loss) on investments        (1,724,275)       (33,407)
   Change in net unrealized appreciation
     (depreciation) on investments                (1,935,027)      (207,893)
                                                 ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (3,555,752)      (180,035)
                                                 ---------------------------

Units issued                                         434,817     14,744,451
   Deferred sales charge                             (23,067)       (16,170)
   Organization costs                                      -         (9,809)
                                                 ---------------------------
   Total                                             411,750     14,718,472
                                                 ---------------------------

Unit redemptions                                  (5,341,988)      (520,902)

Distributions to unit holders:
   Investment income - net                          (135,590)       (61,054)
   Principal from investment transactions                  -              -
                                                 ---------------------------
   Total distributions                              (135,590)       (61,054)
                                                 ---------------------------
Total increase (decrease) in net assets           (8,621,580)    13,956,481

Net assets:
   Beginning of the period                        14,101,780        145,299
                                                 ---------------------------
   End of the period                             $ 5,480,200    $14,101,780
                                                 ===========================
Distributable funds (deficit) at
   end of the period                             $    80,145    $    83,615
                                                 ===========================
Trust units:
   Beginning of the period                         1,558,704         14,995
   Issued                                             48,468      1,603,932
   Redemptions                                      (742,620)       (60,223)
                                                 ---------------------------
   End of the period                                 864,552      1,558,704
                                                 ===========================


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 527, Investment Style Equity Portfolio, Large-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be large-cap value companies at the Initial Date of Deposit.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of the unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $9,959, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                         $   180,085
               Unrealized depreciation                          (2,323,005)
                                                               ------------
                                                               $(2,142,920)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                      $  .134        $  .127
Expenses                                               (.050)         (.053)
                                                     ----------------------
     Investment income (loss) - net                     .084           .074

Distributions to unit holders:
   Investment income - net                             (.106)         (.065)
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (2.686)         (.652)
                                                     ----------------------
     Total increase (decrease) in net assets          (2.708)         (.643)

Net assets:
   Beginning of the period                             9.047          9.690
                                                     ----------------------
   End of the period                                 $ 6.339        $ 9.047
                                                     ======================

Total return                                         (28.76)%        (5.96)%
Ratio of total expenses to average net assets           .65%           .57%*
Ratio of net investment income (loss) to
   average net assets                                  1.09%           .79%*


*  Not annualized.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES
                                  828,289 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of large-cap growth companies. At June 2, 2003, each Unit represented a 1/828,289 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $7.143 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        828,289
Fractional Undivided Interest in the Trust per Unit                  1/828,289
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $5,717,542
   Aggregate Value of Securities per Unit                               $6.903
   Income and Principal cash (overdraft) in the Portfolio              $21,075
   Income and Principal cash (overdraft) per Unit                        $.025
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal Cash)                                $.215
   Public Offering Price per Unit                                       $7.143
Redemption Price and Sponsor Repurchase Price per Unit
   ($.215 less than the Public Offering Price per Unit)                 $6.928

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: .35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Large-Cap Growth Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003


ASSETS

Securities, at fair value (cost, $7,525,456)                      $ 5,473,520
Cash                                                                      757
Dividends receivable                                                    8,365
Receivable from investment transactions                                20,789
                                                                  -----------
TOTAL ASSETS                                                      $ 5,503,431
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    10,020
Unit redemptions payable                                               45,494
                                                                  -----------
TOTAL LIABILITIES                                                      55,514
                                                                  -----------

Net assets, applicable to 865,435 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             7,525,456
   Net unrealized appreciation (depreciation)                      (2,051,936)
   Distributable funds (deficit)                                       19,442
   Less deferred sales charge                                         (36,399)
   Less organization costs                                             (8,646)
                                                                  -----------
                                                                    5,447,917
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $ 5,503,431
                                                                  ===========
Net asset value per unit                                          $     6.295
                                                                  ===========


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  CAPITAL GOODS - 5%
                  -------------
   14,981         Corning Incorporated                                 $87,489
    7,303         General Electric Company                             186,228

                  CONSUMER CYCLICALS - 11%
                  ------------------
   13,325         The Gap, Inc.                                        193,079
    9,367         The Interpublic Group of Companies, Inc.              87,113
    6,667         Wal-Mart Stores, Inc.                                346,884

                  CONSUMER STAPLES - 20%
                  ----------------
    4,027(3)      Del Monte Foods Company                               30,041
    9,252(3)      H.J. Heinz Company                                   270,158
      120(2)      The J.M. Smucker Co.                                   4,196
    5,580         Kimberly-Clark Corporation                           253,667
    5,976(2)      The Procter & Gamble Company                         532,163

                  FINANCIAL - 3%
                  ---------
    5,491         Capital One Financial Corporation                    164,785

                  HEALTHCARE - 33%
                  ----------
    5,802         Amgen Inc.                                           333,905
    7,437         Johnson & Johnson                                    430,379
    7,618         Medtronic, Inc.                                      343,724
    4,610         Merck & Co., Inc.                                    252,536
    8,470         Pfizer Inc.                                          263,925
    9,212         Schering-Plough Corporation                          164,250

                  TECHNOLOGY - 23%
                  ----------
    7,244         AOL Time Warner Inc.                                  78,670
   11,845         Dell Computer Corporation                            323,487
    8,645         EMC Corporation                                       62,503
    7,359         Maxim Integrated Products, Inc.                      265,807
   10,052(4)      Microsoft Corporation                                243,359
   20,267         Oracle Corporation                                   219,694
   19,566         Sun Microsystems, Inc.                                63,785

                  TELECOMMUNICATIONS - 5%
                  ------------------
    5,915         QUALCOMM Incorporated                                213,295
   10,086         Tellabs, Inc.                                         58,398
                                                                    ----------
                  Total investments (total cost $7,525,456) - 100%  $5,473,520
                                                                    ==========

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003




(1)   Percentages are calculated based on net assets.

(2) In June 2002, The Procter & Gamble Company ("Procter & Gamble"), one of the Trust's original holdings, spun off The J.M. Smucker Co. ("JM Smucker"). Each shareholder of Procter & Gamble received one share of JM Smucker for every 50 shares of Procter & Gamble held.

(3) In December 2002, H.J. Heinz Company ("Heinz"), one of the Trust's original holdings, spun off Del Monte Foods Company ("Del Monte"). Each shareholder of Heinz received .4466 shares of Del Monte for each share of Heinz held.

(4)   The number of shares reflects the effect of a two for one stock split.






See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                            STATEMENTS OF OPERATIONS

                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                  $    89,787     $   57,333

Expenses:
   Trustee and other service fees                    (12,147)       (10,337)
   Evaluator's fees                                   (3,751)        (1,487)
   Supervisory fees                                   (4,397)        (1,974)
   Administrative fees                                (1,885)          (711)
   Creation and development fees                     (26,648)       (20,879)
   Other expenses                                     (3,535)        (3,465)
                                                 ---------------------------
   Total expenses                                    (52,363)       (38,853)
                                                 ---------------------------
     Investment income (loss) - net                   37,424         18,480

Net gain (loss) on investments:
   Net realized gain (loss)                       (1,482,407)       (46,982)
   Change in net unrealized appreciation
     (depreciation)                               (1,071,407)      (980,529)
                                                 ---------------------------
                                                  (2,553,814)    (1,027,511)
                                                 ---------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(2,516,390)   $(1,009,031)
                                                 ===========================


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                   Year ended  (Initial Date of
                                                     March 31,     Deposit) to
                                                       2003      March 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $    37,424    $    18,480
   Net realized gain (loss) on investments        (1,482,407)       (46,982)
   Change in net unrealized appreciation
     (depreciation) on investments                (1,071,407)      (980,529)
                                                 ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (2,516,390)    (1,009,031)
                                                 ---------------------------

Units issued                                         229,049     12,862,782
   Deferred sales charge                             (22,489)       (13,910)
   Organization costs                                      -         (8,496)
                                                 ---------------------------
   Total                                             206,560     12,840,376
                                                 ---------------------------

Unit redemptions                                  (3,590,148)      (537,485)

Distributions to unit holders:
   Investment income - net                           (62,723)       (28,489)
   Principal from investment transactions                  -              -
                                                 ---------------------------
   Total distributions                               (62,723)       (28,489)
                                                 ---------------------------
Total increase (decrease) in net assets           (5,962,701)    11,265,371

Net assets:
   Beginning of the period                        11,410,618        145,247
                                                 ---------------------------
   End of the period                             $ 5,447,917    $11,410,618
                                                 ===========================
Distributable funds (deficit) at
   end of the period                             $    19,442    $    51,652
                                                 ===========================
Trust units:
   Beginning of the period                         1,391,754         14,989
   Issued                                             28,517      1,442,128
   Redemptions                                      (554,836)       (65,363)
                                                 ---------------------------
   End of the period                                 865,435      1,391,754
                                                 ===========================


See notes to financial statements.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be large-cap growth companies at the Initial Date of Deposit.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $8,646, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                         $   134,012
               Unrealized depreciation                          (2,185,948)
                                                               ------------
                                                               $(2,051,936)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                  Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                      $  .078        $  .074
Expenses                                               (.046)         (.050)
                                                     -----------------------
     Investment income (loss) - net                     .032           .024

Distributions to unit holders:
   Investment income - net                             (.053)         (.030)
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (1.883)        (1.485)
                                                     -----------------------
     Total increase (decrease) in net assets          (1.904)        (1.491)

Net assets:
   Beginning of the period                             8.199          9.690
                                                     -----------------------

   End of the period                                  $6.295        $ 8.199
                                                     =======================

Total return                                         (22.58)%       (15.08)%
Ratio of total expenses to average net assets           .63%           .56%*
Ratio of net investment income (loss) to
   average net assets                                   .44%           .27%*



*  Not annualized.

                                     FT 527
          INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES
                                  333,535 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, International Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies headquartered outside of the United States. At June 2, 2003, each Unit represented a 1/333,535 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $7.481 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        333,535
Fractional Undivided Interest in the Trust per Unit                  1/333,535
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $2,394,335
   Aggregate Value of Securities per Unit                               $7.179
   Income and Principal cash (overdraft) in the Portfolio              $25,823
   Income and Principal cash (overdraft) per Unit                        $.077
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal cash)                                $.225
   Public Offering Price per Unit                                       $7.481
Redemption Price and Sponsor Repurchase Price per Unit
   ($.225 less than the Public Offering Price per Unit)                 $7.256

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
International Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, International Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, International Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003


ASSETS

Securities, at fair value (cost, $2,925,043)                       $2,121,560
Cash                                                                    3,192
Dividends receivable                                                   12,276
                                                                   ----------
TOTAL ASSETS                                                       $2,137,028
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    4,413
                                                                   ----------

Net assets, applicable to 347,251 outstanding
     units of fractional undivided interest:
   Cost of Trust assets                                             2,925,043
   Net unrealized appreciation (depreciation)                        (803,483)
   Distributable funds (deficit)                                       27,229
   Less deferred sales charge                                         (13,330)
   Less organization costs                                             (2,844)
                                                                   ----------
                                                                    2,132,615
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $2,137,028
                                                                   ==========
Net asset value per unit                                           $    6.141
                                                                   ==========


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003

   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  AUSTRALIA - 5%
                  ---------
   10,436         BHP Limited (ADR)                                   $115,840

                  FINLAND - 2%
                  -------
    3,674         Nokia Oy (ADR)                                        51,473

                  FRANCE - 9%
                  ------
   12,487         LVMH (Louis Vuitton Moet Hennessy) (ADR)              98,522
    1,530         Total Fina Elf S.A. (ADR)                             96,803

                  GERMANY - 12%
                  -------
    2,539         BASF AG (ADR)                                         94,857
    2,516         Bayer AG (ADR)                                        34,318
    3,078         SAP AG (ADR)                                          58,359
    1,473         Siemens AG (ADR)                                      60,599

                  IRELAND - 1%
                  -------
    2,266         Elan Corporation Plc (ADR)                             6,322

                  ITALY - 5%
                  -----
    1,671         ENI SpA (ADR)                                        111,573

                  JAPAN - 8%
                  -----
    5,678         Honda Motor Co., Ltd. (ADR)                           94,255
    6,402         NEC Corporation (ADR)                                 21,191
    1,500         Sony Corporation (ADR)                                52,695

                  SPAIN - 3%
                  -----
    2,473(4)      Telefonica S.A. (ADR)                                 69,368

                  SWEDEN - 1%
                  ------
    2,072(2)(3)   L.M. Ericsson AB (ADR)                                13,178

                  SWITZERLAND - 17%
                  -----------
    2,150         Nestle SA (ADR)                                      106,382
    2,824         Novartis AG (ADR)                                    104,657
    1,526         Roche Holdings AG (ADR)                               91,346
    2,980(6)      STMicroelectronics N.V.                               56,322

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003



   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  THE NETHERLANDS - 14%
                  ---------------
    3,286         ING Groep N.V. (ADR)                                 $38,347
    3,885(6)      Koninklijke (Royal) Philips Electronics N.V.          60,567
    1,916(6)      Royal Dutch Petroleum Company                         78,077
    2,059(6)      Unilever N.V.                                        122,387

                  UNITED KINGDOM - 22%
                  --------------
    3,367(5)      Barclays Plc (ADR)                                    78,586
    2,082         BP Amoco Plc (ADR)                                    80,344
    4,305         Cadbury Schweppes Plc (ADR)                           93,548
    2,135         GlaxoSmithKline Plc (ADR)                             75,131
    1,785         HSBC Holdings Plc (ADR)                               91,249
    3,582         Vodafone Group Plc (ADR)                              65,264
                                                                    ----------
                  Total investments (total cost $2,925,043) - 99%   $2,121,560
                                                                    ==========

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003



(1)   Percentages are calculated based on net assets.

(2) In August 2002, L.M. Ericsson AB ("Ericsson"), one of the trust's original holdings, issued rights to shareholders to purchase additional Ericsson shares. Each shareholder received one right to purchase one share of Ericsson for each share of Ericsson held. The Trust sold all of these rights prior to March 31, 2003.

(3) The number of shares reflects the effect of a one for ten reverse stock split.

(4)   The number of shares reflects the effect of two 2% stock dividends.

(5)   The number of shares reflects the effect of a four for one stock split.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.





See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                            STATEMENTS OF OPERATIONS

                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income (net of foreign taxes withheld
   of $17,423, and $4,687 in 2003 and 2002,
   respectively)                                 $    72,087      $  25,300

Expenses:
   Trustee and other service fees                     (5,341)        (4,109)
   Evaluator's fees                                   (1,389)          (532)
   Supervisory fees                                   (1,628)          (698)
   Administrative fees                                  (698)          (255)
   Creation and development fees                     (10,940)        (7,350)
   Other expenses                                     (1,736)        (2,545)
                                                 ---------------------------
   Total expenses                                    (21,732)       (15,489)
                                                 ---------------------------
     Investment income (loss) - net                   50,355          9,811

Net gain (loss) on investments:
   Net realized gain (loss)                         (381,201)            37
   Change in net unrealized appreciation
     (depreciation)                                 (701,112)      (102,371)
                                                 ---------------------------

                                                  (1,082,313)      (102,334)
                                                 ---------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(1,031,958)     $ (92,523)
                                                 ===========================


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                   Year ended  (Initial Date of
                                                     March 31,     Deposit) to
                                                       2003      March 31, 2002

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                 $   50,355      $   9,811
   Net realized gain (loss) on investments          (381,201)            37
   Change in net unrealized appreciation
     (depreciation) on investments                  (701,112)      (102,371)
                                                  --------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (1,031,958)       (92,523)
                                                  --------------------------

Units issued                                          44,839      4,355,287
   Deferred sales charge                              (7,944)        (5,386)
   Organization costs                                      -         (2,694)
                                                  --------------------------
   Total                                              36,895      4,347,207
                                                  --------------------------

Unit redemptions                                  (1,212,901)             -

Distributions to unit holders:
   Investment income - net                           (48,483)       (10,973)
   Principal from investment transactions                  -              -
                                                  --------------------------
   Total distributions                               (48,483)       (10,973)
                                                  --------------------------
Total increase (decrease) in net assets           (2,256,447)     4,243,711

Net assets:
   Beginning of the period                         4,389,062        145,351
                                                  --------------------------
   End of the period                              $2,132,615     $4,389,062
                                                  ==========================
Distributable funds (deficit) at
   end of the period                              $   27,229     $   20,274
                                                  ==========================
Trust units:
   Beginning of the period                           509,011         15,000
   Issued                                              5,286        494,011
   Redemptions                                      (167,046)             -
                                                  -------------------------
   End of the period                                 347,251        509,011
                                                  =========================


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 527, Investment Style Equity Portfolio, International Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies headquartered outside of the United States.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $2,844, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                           $  13,905
               Unrealized depreciation                            (817,388)
                                                                 ----------
                                                                 $(803,483)
                                                                 ==========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                       $ .167         $ .094
Expenses                                               (.050)         (.057)
                                                      ----------------------
     Investment income (loss) - net                     .117           .037

Distributions to unit holders:
   Investment income - net                             (.108)         (.046)
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (2.491)        (1.058)
                                                      ----------------------
     Total increase (decrease) in net assets          (2.482)        (1.067)

Net assets:
   Beginning of the period                             8.623          9.690
                                                      ----------------------
   End of the period                                  $6.141         $8.623
                                                      ======================

Total return                                         (27.53)%       (10.54)%
Ratio of total expenses to average net assets           .68%           .62%*
Ratio of net investment income (loss) to
   average net assets                                  1.58%           .40%*


*  Not annualized

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES
                                  521,786 UNITS



PROSPECTUS
Part One
Dated July 31, 2003

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, REIT Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of Real Estate Investment Trusts ("REITs"). At June 2, 2003, each Unit represented a 1/521,786 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 2, 2003, the Public Offering Price per Unit was $12.275 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 2, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        521,786
Fractional Undivided Interest in the Trust per Unit                  1/521,786
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $6,205,378
   Aggregate Value of Securities per Unit                              $11.893
   Income and Principal cash (overdraft) in the Portfolio               $7,120
   Income and Principal cash (overdraft) per Unit                        $0.14
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including Income and Principal cash)                                $.368
   Public Offering Price per Unit                                      $12.275
Redemption Price and Sponsor Repurchase Price per Unit
   ($.368 less than the Public Offering Price per Unit)                $11.907

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: $.0015 per Unit annually. Trustee's Annual Fee: $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per Unit, or approximately $.02 per Unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
REIT Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, REIT Series (the "Trust"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, REIT Series, at March 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 8, 2003

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2003



ASSETS

Securities, at fair value (cost, $5,642,366)                       $5,827,703
Dividends receivable                                                   44,325
Receivable from investment transactions                                10,491
                                                                   ----------
TOTAL ASSETS                                                       $5,882,519
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    6,163
Cash overdraft                                                         17,151
Unit redemptions payable                                                3,008
                                                                   ----------
TOTAL LIABILITIES                                                      26,322
                                                                   ----------

Net assets, applicable to 533,225 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             5,642,366
   Net unrealized appreciation (depreciation)                         185,337
   Distributable funds (deficit)                                       48,497
   Less deferred sales charge                                         (17,085)
   Less organization costs                                             (2,918)
                                                                   ----------
                                                                    5,856,197
                                                                   ----------
TOTAL LIABILITIES AND NET ASSETS                                   $5,882,519
                                                                   ==========
Net asset value per unit                                           $   10.983
                                                                   ==========


See notes to financial statements.

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2003


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  APARTMENTS - 15%
                  ----------
    4,680         Apartment Investment & Management Company           $170,725
    4,694         Avalonbay Communities, Inc.                          173,209
    6,048         Camden Property Trust                                195,955
    7,734         Equity Residential Properties Trust                  186,157
    8,823         Summit Properties Inc.                               163,226

                  DIVERSIFIED - 3%
                  -----------
   11,972         Glenborough Realty Trust Incorporated                185,087

                  HEALTHCARE - 4%
                  ----------
    8,552         Healthcare Realty Trust, Inc.                        208,840

                  INDUSTRIAL - 16%
                  ----------
   10,846         Bedford Property investors, Inc.                     283,514
    8,841         EastGroup Properties, Inc.                           225,976
    6,681         First Industrial Realty Trust, Inc.                  189,206
   10,311         ProLogis Trust                                       261,075

                  LODGING - 6%
                  -------
    7,801         Hospitality Properties Trust                         238,321
   16,445         Host Marriott Corporation                            113,799

                  NET LEASE - 6%
                  ---------
   12,894         Capital Automotive REIT                              321,576

                  OFFICE - 3%
                  ------
    7,591         Equity Office Properties Trust                       193,191

                  OFFICE/INDUSTRIAL - 15%
                  -----------------
   10,616         Brandywine Realty Trust                              233,552
    8,955         Duke-Weeks Realty Corporation                        241,606
    7,266         Liberty Property Trust                               227,426
    9,177         Reckson Associates Realty Corporation                172,528

                  REGIONAL MALLS - 16%
                  --------------
    7,283         CBL & Associates Properties, Inc.                    295,617
    5,864         General Growth Properties, Inc.                      316,363
    9,722         The Mills Corporation                                303,326

                  SHOPPING CENTERS - 16%
                  ----------------
   13,852         Developers Diversified Realty Corporation            334,526
    7,064         Kimco Realty Corporation                             248,088
    9,110         Pan Pacific Retail Properties, Inc.                  344,814
                                                                    ----------
                  Total investments (total cost $5,642,366) - 100%  $5,827,703
                                                                    ==========

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2003




(1) Percentages are calculated based on net assets.







See notes to financial statements.

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                            STATEMENTS OF OPERATIONS

                                                                   Period from
                                                                 April 24, 2001
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                    $ 476,092       $221,805

Expenses:
   Trustee and other service fees                     (6,976)        (4,058)
   Evaluator's fees                                   (1,849)          (593)
   Supervisory fees                                   (2,167)          (773)
   Administrative fees                                  (929)          (287)
   Creation and development fees                     (23,755)       (10,003)
   Other expenses                                     (2,959)        (2,885)
                                                   -------------------------
   Total expenses                                    (38,635)       (18,599)
                                                   -------------------------
     Investment income (loss) - net                  437,457        203,206

Net gain (loss) on investments:
   Net realized gain (loss)                           69,486              1
   Change in net unrealized appreciation
     (depreciation)                                 (461,829)       647,166
                                                   -------------------------
                                                    (392,343)       647,167
                                                   -------------------------
Net increase (decrease) in net assets
   resulting from operations                       $  45,114       $850,373
                                                   ========================


See notes to financial statements.

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                   Year ended  (Initial Date of
                                                     March 31,     Deposit) to
                                                       2003      March 31, 2002
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   437,457     $  203,206
   Net realized gain (loss) on investments            69,486              1
   Change in net unrealized appreciation
     (depreciation) on investments                  (461,829)       647,166
                                                 ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                        45,114        850,373
                                                 ---------------------------

Units issued                                         361,912      6,625,312
   Deferred sales charge                             (11,827)        (5,258)
   Organization costs                                      -         (2,768)
                                                 ---------------------------
   Total                                             350,085      6,617,286
                                                 ---------------------------

Unit redemptions                                  (1,475,428)             -

Distributions to unit holders:
   Investment income - net                          (466,564)      (210,052)
   Principal from investment transactions                  -              -
                                                 ---------------------------
   Total distributions                              (466,564)      (210,052)
                                                 ---------------------------
Total increase (decrease) in net assets           (1,546,793)     7,257,607

Net assets:
   Beginning of the period                         7,402,990        145,383
                                                 ---------------------------
   End of the period                             $ 5,856,197     $7,402,990
                                                 ===========================
Distributable funds (deficit) at
   end of the period                             $    48,497     $   45,512
                                                 ===========================
Trust units:
   Beginning of the period                           635,671         15,003
   Issued                                             30,346        620,668
   Redemptions                                      (132,792)             -
                                                  -------------------------
   End of the period                                 533,225        635,671
                                                  =========================


See notes to financial statements.

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 527, Investment Style Equity Portfolio, REIT Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of Real Estate Investment Trusts ("REITs").


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $2,918, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2003 follows:


               Unrealized appreciation                            $622,182
               Unrealized depreciation                            (436,845)
                                                                  --------
                                                                  $185,337
                                                                  ========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                 April 24, 2001
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     March 31,      March 31,
                                                       2003           2002

Dividend income                                      $  .784        $  .764
Expenses                                               (.064)         (.064)
                                                     -----------------------
     Investment income (loss) - net                     .720           .700

Distributions to unit holders:
   Investment income - net                             (.767)         (.628)
   Principal from investment transactions                 -              -

Net gain (loss) on investments                         (.616)         1.884
                                                     -----------------------
     Total increase (decrease) in net assets           (.663)         1.956

Net assets:
   Beginning of the period                            11.646          9.690
                                                     -----------------------

   End of the period                                 $10.983        $11.646
                                                     =======================

Total return                                            .89%         26.67%
Ratio of total expenses to average net assets           .57%           .60%*
Ratio of net investment income (loss) to
   average net assets                                  6.36%          6.56%*


*  Not annualized

                                     FT 527
                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated July 31, 2003                                              AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    7
Expenses and Charges                                     7
Tax Status                                               8
Retirement Plans                                        12
Rights of Unit Holders                                  12
Income and Capital Distributions                        12
Redeeming Your Units                                    13
Removing Securities from a Trust                        14
Amending or Terminating the Indenture                   15
Information on the Sponsor, Trustee and Evaluator       15
Other Information                                       16

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) equity interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities of domestic and foreign corporations and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt, the interest on which is includible in gross income for federal income tax purposes and that the RIC Shares and the REIT Shares constitute qualifying shares in entities treated as regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

GRANTOR TRUSTS

The following discussion applies to each Trust except a REIT Series.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from a Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The

Code, however, treats certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received by a Trust with respect to the Stocks may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the REIT Shares or the RIC Shares, except for any dividends properly designated as exempt-interest dividends, will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Regulated investment companies will provide notice to their shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give the issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

REGULATED INVESTMENT COMPANY.

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If a Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from a Trust may be taxed at new capital gains tax rates.. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts, because the dividends received deduction is generally not available for distributions from regulated investment companies.

If You Sell or Redeem Units.

If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

Taxation of Capital Gains and Losses
and Certain Ordinary Income Dividends.

Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. A Trust may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions," in which case the dividend would be subject to a maximum tax rate of 25%. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Trusts are generally taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by a Trust itself. Only certain dividends received by a Trust from other RICs or from REITs are qualifying dividends for these purposes. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Each Trust will provide notice to its Unit holders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Investors.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. federal income tax purposes (other than dividends designated by such Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends should not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. Foreign investors should consult their tax advisors with respect to U.S. tax consequences of ownership of Units.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a

Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $43 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2002, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiary was $15,580,362 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard &
Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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                             First Trust(R)




                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              July 31, 2003

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20


                   Investment Style Equity Portfolios:
                         Small-Cap Value Series
                         Small-Cap Growth Series
                          Mid-Cap Value Series
                          Mid-Cap Growth Series
                         Large-Cap Value Series
                         Large-Cap Growth Series
                          International Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated July 31, 2003                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") of companies with the investment style characteristics for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in a diversified portfolio of common stocks of companies with the investment style characteristics for which each Trust is named.

Investment success can hinge on many different factors. We believe it is important to build a well-balanced portfolio to help you meet your long-term financial goals. An asset allocation strategy is one component that, when used within the framework of your overall portfolio, can help you capitalize on the risk and return potential that different asset classes offer.

Asset classes are typically categorized broadly as stocks, bonds, and cash. The stock asset class can be further broken down into both growth and value investment styles as well as large, mid, and small market capitalization categories. A distinction is also often made between domestic and foreign stocks. From year to year these different types of stocks can perform quite differently, with a particular type of asset performing better than other types of assets one year and worse the next.

The Trusts have been designed to fill a variety of investment needs and risk tolerance levels and may be appropriate for a variety of reasons such as asset allocation, tax control, liquidity, and diversification. The Trusts offer many features found in other packaged products but with two major differences-a defined portfolio and a defined horizon. Unlike actively managed funds that continually buy and sell securities, thereby changing their investment mix, each Trust's portfolio will generally remain fixed over its life. Because the portfolios are clearly defined and adhere to their stated investment objective, your ability to control your asset allocation is greatly enhanced. Additionally, this "Buy and Hold" philosophy that is employed by the Trusts maintains that it is far better to purchase a well-chosen portfolio of stocks and to hold them for a period of time than to "play the market."

As of the Initial Date of Deposit, the Trusts each contained 25 stocks, except for the International Series which had 30 stocks. While the benefits of risk reduction through diversification are well known, studies show that the benefit of adding additional stocks becomes incremental at around 32 stocks. These studies suggest that the risk of owning a more concentrated investment is offset somewhat by diversification across sectors or market segments. Because the Trusts place such an emphasis on concentration, we believe that selecting stocks for the Trusts requires added experience and discipline. In selecting the stocks for the Trusts, our team of analysts employ the same fundamental "bottom up" approach that they have applied in choosing stocks for hundreds of other concentrated portfolios.

It is our view that financial markets generally set the price of securities based on expectations of future cash flows and not on traditional accounting measures of corporate performance. Accounting distortions, inflation, and other factors often make traditional measures, such as return on equity, misleading as an assessment of a company's performance. Thus, we believe that perceived changes in the ability of a company to generate cash flow in the future is, in large part, what drives valuations in the stock market. By concentrating on a company's cash flow return on its investment, we focus our attention on its business operations rather than its accounting practices. Our goal is to select stocks that we believe offer the best opportunity for capital appreciation regardless of the conditions shaping the market by being consistent in our discipline.

The style and capitalization characteristics used to describe each Trust are designed to help you better understand how a Trust fits into your overall investment plan. These characteristics are determined as of the Initial Date of Deposit and due to changes in the value of the Securities, may vary thereafter. In general, growth portfolios include stocks with high relative price-to-book ratios while value portfolios include stocks with low relative price-to-book ratios. All of the stocks in a Trust on the Initial Date of Deposit must fall into either the growth or value category to receive the designation. Market capitalization designations used for the Trusts are as follows: Small-Cap-less than $1.5 billion; Mid-Cap-$1.5 billion to $8 billion; Large-Cap-over $8 billion.

You should be aware that predictions stated herein may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the selected industry, sector or investment style as a whole and the performance of each Trust is expected to differ from that of its comparative industry, sector or investment style.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of the Large-Cap Growth Series is invested in technology companies, the Trust is considered to be concentrated in technology stocks. A portfolio concentrated in a single sector may present more risks than a portfolio that is broadly diversified. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

Investment Style. Although the Securities contained in each Trust meet the stated style, capitalization, and investment objective of such Trusts on the Initial Date of Deposit, market fluctuations after this date may change a particular Security's classification. Securities will not generally be removed from a Trust as a result of market fluctuations.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
If you invest                          initial sales charge
(in thousands):*                       will be:
_________________                      ________________
$50 but less than $100                 2.75%
$100 but less than $250                2.50%
$250 but less than $500                2.15%
$500 but less than $1 million          2.00%
$1 million or more                     1.25%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than 1.05% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Investment Style Equity Portfolios:
                         Small-Cap Value Series
                         Small-Cap Growth Series
                          Mid-Cap Value Series
                          Mid-Cap Growth Series
                         Large-Cap Value Series
                         Large-Cap Growth Series
                          International Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Investment Style Equity Portfolios:
                         Small-Cap Value Series
                         Small-Cap Growth Series
                          Mid-Cap Value Series
                          Mid-Cap Growth Series
                         Large-Cap Value Series
                         Large-Cap Growth Series
                          International Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated July 31, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Small-Cap Companies                                         1
   Dividends                                                   1
   Foreign Issuers                                             2
Litigation
   Microsoft Corporation                                       2
   Tobacco Industry                                            3
Concentration
   Technology                                                  3

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in certain Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the

District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.

In November 1998, four of the largest tobacco companies in the United States entered into the Tobacco Master Settlement Agreement ("MSA") with 46 states to settle state lawsuits to recover costs associated with treating smoking-related illnesses. According to the MSA, the tobacco industry is projected to pay the settling states in excess of $200 billion over the next 25 years. Four states settled their tobacco cases separately from the MSA.

In March 2001, five states initiated court proceedings to stop R.J. Reynolds Tobacco Company ("R.J. Reynolds") from violating provisions of the MSA. The lawsuits, filed in state courts of Arizona, California, New York, Ohio and Washington, seek enforcement of restrictions on marketing, advertising and promotional activities that R.J. Reynolds agreed to under the terms of the MSA. In June 2002, a California court ruled that R.J. Reynolds unlawfully placed cigarette ads in magazines with a large percentage of readers aged 12-17, in violation of the MSA. As a result, R.J. Reynolds was ordered to pay $20 million in sanctions plus attorneys' fees and costs. An Arizona court also found R.J. Reynolds had violated the MSA.

On March 21, 2003, an Illinois trial court awarded $10.1 billion to plaintiffs in a class action lawsuit against Altria Group Inc.'s Philip Morris USA division ("Philip Morris"). As a result, Philip Morris has been ordered to post a $12 billion bond, the amount of the award plus interest, while the verdict is being appealed. The bond amount that Philip Morris will actually be forced to post is in dispute. Philip Morris officials have stated that if the amount of the bond is not lowered it may put the company at risk for filing for bankruptcy protection. In addition, because Philip Morris accounts for more than half of the annual tobacco-settlement payments to the states under the 1998 MSA, such payments could be in jeopardy. The large amount of the award and bond requirement has also had a negative affect on the company's debt ratings.

Additional pending and future litigation and/or legislation could adversely affect the value, operating revenues, financial position and sustainability of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of Trusts containing such Securities.

Concentration

Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                               REIT Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated July 31, 2003                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") of Real Estate Investment Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in a diversified portfolio of common stocks of Real Estate Investment Trusts.

Investment success can hinge on many different factors. We believe it is important to build a well-balanced portfolio to help you meet your long-term financial goals. An asset allocation strategy is one component that, when used within the framework of your overall portfolio, can help you capitalize on the risk and return potential that different asset classes offer.

Asset classes are typically categorized broadly as stocks, bonds, and cash. The stock asset class can be further broken down into both growth and value investment styles as well as large, mid, and small market capitalization categories. A distinction is also often made between domestic and foreign stocks. From year to year these different types of stocks can perform quite differently, with a particular type of asset performing better than other types of assets one year and worse the next.

Each Trust may be appropriate for a variety of reasons such as asset allocation, tax control, liquidity, and diversification. Each Trust offers many features found in other packaged products but with two major differences-a defined portfolio and a defined horizon. Unlike actively managed funds that continually buy and sell securities, thereby changing their investment mix, each Trust's portfolio will generally remain fixed over its life. Because the portfolios are clearly defined and adhere to their stated investment objective, your ability to control your asset allocation is greatly enhanced. Additionally, this "Buy and Hold" philosophy that is employed by each Trust maintains that it is far better to purchase a well-chosen portfolio of stocks and to hold them for a period of time than to "play the market."

As of the Initial Date of Deposit, each Trust contained 25 stocks. While the benefits of risk reduction through diversification are well known, studies show that the benefit of adding additional stocks becomes incremental at around 32 stocks. These studies suggest that the risk of owning a more concentrated investment is offset somewhat by diversification across sectors or market segments. Because each Trust places such an emphasis on concentration, we believe that selecting stocks for the Trusts requires added experience and discipline. In selecting the stocks for each Trust, our team of analysts employ the same fundamental "bottom up" approach that they have applied in choosing stocks for hundreds of other concentrated portfolios.

It is our view that financial markets generally set the price of securities based on expectations of future cash flows and not on traditional accounting measures of corporate performance. Accounting distortions, inflation, and other factors often make traditional measures, such as return on equity, misleading as an assessment of a company's performance. Thus, we believe that perceived changes in the ability of a company to generate cash flow in the future is, in large part, what drives valuations in the stock market. By concentrating on a company's cash flow return on its investment, we focus our attention on its business operations rather than its accounting practices. Our goal is to select stocks that we believe offer the best opportunity for capital appreciation regardless of the conditions shaping the market by being consistent in our discipline.

You should be aware that predictions stated herein may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the selected industry, sector or investment style as a whole and the performance of each Trust is expected to differ from that of its comparative industry, sector or investment style.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Real Estate Investment Trusts. The REIT Series is considered to be concentrated in Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
If you invest                          initial sales charge
(in thousands):*                       will be:
_________________                      ________________
$50 but less than $100                 2.75%
$100 but less than $250                2.50%
$250 but less than $500                2.15%
$500 but less than $1 million          2.00%
$1 million or more                     1.25%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than 1.05% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                               REIT Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                               REIT Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated July 31, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Small-Cap Companies                                         1
   Dividends                                                   1
Concentration
   REITs                                                       2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

REITs. An investment in Units of the Trusts should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in a Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and a Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in a Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trusts.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 527 INVESTMENT STYLE EQUITY, SMALL-CAP VALUE SERIES, INVESTMENT STYLE EQUITY, SMALL-CAP GROWTH SERIES, INVESTMENT STYLE EQUITY, MID-CAP VALUE SERIES, INVESTMENT STYLE EQUITY, MID-CAP GROWTH SERIES, INVESTMENT STYLE EQUITY, LARGE-CAP VALUE SERIES, INVESTMENT STYLE EQUITY, LARGE-CAP GROWTH SERIES, INVESTMENT STYLE EQUITY, INTERNATIONAL SERIES AND INVESTMENT STYLE EQUITY, REIT SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 2003.

                              FT 527
                              INVESTMENT STYLE EQUITY, SMALL-CAP
                                VALUE SERIES
                                INVESTMENT STYLE EQUITY, SMALL-
                                CAP GROWTH SERIES
                                INVESTMENT STYLE EQUITY, MID-CAP
                                VALUE SERIES
                                INVESTMENT STYLE EQUITY, MID-CAP
                                GROWTH SERIES
                                INVESTMENT STYLE EQUITY, LARGE-
                                CAP VALUE SERIES
                                INVESTMENT STYLE EQUITY, LARGE-
                                CAP GROWTH SERIES
                                INVESTMENT STYLE EQUITY,
                                INTERNATIONAL SERIES
                                INVESTMENT STYLE EQUITY, REIT
                                SERIES
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) July 31, 2003
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Robert M. Porcellino
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated July 8, 2003 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
July 29, 2003